UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

T-REX 2X Long GME Daily Target ETF

T-REX 2X Long HOOD Daily Target ETF

T-REX 2X Long DJT Daily Target ETF

T-REX 2X Long RBLX Daily Target ETF

T-REX 2X Long ARM Daily Target ETF

T-REX 2X Long SNOW Daily Target ETF

T-REX 2X Long Apple Daily Target ETF

T-REX 2X Long Alphabet Daily Target ETF

T-REX 2X Long Microsoft Daily Target ETF

(the “T-REX ETFs”)

ITEM 1.(a).    Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long GME Daily Target ETF
TICKER: GMEU (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long GME Daily Target ETF for the period of April 24, 2025 (inception) to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/gmeu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long GME Daily Target ETF	$70[1]	1.50%[2]

¹ Costs are for the period of April 24, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

How did the Fund perform during the period?

•   For the period of April 24, 2025, (inception) to December 31, 2025, the T-REX 2X Long GME Daily Target ETF (the “Fund”) returned -65.30%.

•   In comparison, the S&P 500® Index returned 25.90% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets experienced significant volatility during 2025, with heightened activity in heavily traded retail stocks.

•   The Fund generally aimed to provide 2x daily exposure to GameStop Corp. (“GME”).

•   Sharp declines and volatility in GME shares, combined with the Fund’s leveraged structure, contributed to substantial losses.

•   Compounding effects from daily rebalancing, volatility in GME stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of GameStop Corp. (GME). Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of GME’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in GameStop Corp.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long GME Daily Target ETF - $3,470
S&P 500® Index - $12,590
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
4/24/25*
4/30/25
5/31/25
6/30/25
7/31/25
8/31/25
9/30/25
10/31/25
11/30/25
12/31/25

* Inception

Annual Performance
Total Return Since Inception (04/24/25)
T-REX 2X Long GME Daily Target ETF	-65.30%
S&P 500® Index	25.90%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/gmeu/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long GME Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$18,912,917
Number of Holdings	2
Total Net Advisory Fee	$240,547
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	139.48%
Liabilities in Excess of Other Assets	-2.44%
Derivatives	-37.04%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/gmeu/.

T-REX 2X Long GME Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long HOOD Daily Target ETF
TICKER: ROBN (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long HOOD Daily Target ETF for the period of January 31, 2025 (inception) to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/robn/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long HOOD Daily Target ETF	$157[1]	1.05%[2]

¹ Costs are for the period of January 31, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

How did the Fund perform during the period?

•   For the period of January 31, 2025, (inception) to December 31, 2025, the T-REX 2X Long HOOD Daily Target ETF (the “Fund”) returned 126.26%.

•   In comparison, the S&P 500® Index returned 14.69% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets advanced in 2025, with strong performance in retail trading platforms and financial technology companies.

•   The Fund generally aimed to provide 2x daily exposure to Robinhood Markets, Inc. (“HOOD”).

•   Significant gains in Robinhood shares, driven by increased retail trading activity and product expansion, contributed positively to returns.

•   Compounding effects from daily rebalancing, volatility in HOOD stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Robinhood Markets, Inc. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Robinhood’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Robinhood Markets, Inc.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long HOOD Daily Target ETF - $22,626
S&P 500® Index - $11,469
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
1/31/25*
2/28/25
3/31/25
4/30/25
5/31/25
6/30/25
7/31/25
8/31/25
9/30/25
10/31/25
11/30/25
12/31/25

* Inception

Annual Performance
Total Return Since Inception (01/31/25)
T-REX 2X Long HOOD Daily Target ETF	126.26%
S&P 500® Index	14.69%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/robn/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long HOOD Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$164,395,516
Number of Holdings	3
Total Net Advisory Fee	$1,465,131
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	109.23%
Liabilities in Excess of Other Assets	-0.58%
Derivatives	-8.65%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/robn/.

T-REX 2X Long HOOD Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long DJT Daily Target ETF
TICKER: DJTU (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long DJT Daily Target ETF for the period of March 4, 2025 (inception) to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/djtu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long DJT Daily Target ETF	$50[1]	1.05%[2]

¹ Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

How did the Fund perform during the period?

•   For the period of March 4, 2025, (inception) to December 31, 2025, the T-REX 2X Long DJT Daily Target ETF (the “Fund”) returned -84.26%.

•   In comparison, the S&P 500® Index returned 19.73% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets experienced periods of elevated volatility during 2025, with uneven performance across sectors.

•   The Fund generally aimed to provide 2x daily exposure to Trump Media & Technology Group Corp. (“DJT”).

•   Market drawdowns and volatility in DJT shares, combined with the Fund’s leveraged structure, contributed to significant losses.

•   Compounding effects from daily rebalancing, volatility in DJT price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Trump Media & Technology Group Corp. (DJT). Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of DJT’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Trump Media & Technology Group Corp.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long DJT Daily Target ETF - $1,574
S&P 500® Index - $11,973
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
3/4/25*
3/31/25
4/30/25
5/31/25
6/30/25
7/31/25
8/31/25
9/30/25
10/31/25
11/30/25
12/31/25

* Inception

Annual Performance
Total Return Since Inception (03/04/25)
T-REX 2X Long DJT Daily Target ETF	-84.26%
S&P 500® Index	19.73%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/djtu/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long DJT Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$16,687,724
Number of Holdings	2
Total Net Advisory Fee	$76,871
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	103.54%
Derivatives	7.74%
Liabilities in Excess of Other Assets	-11.58%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/djtu/.

T-REX 2X Long DJT Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long RBLX Daily Target ETF
TICKER: RBLU (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long RBLX Daily Target ETF for the period of March 4, 2025 (inception) to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/rblu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long RBLX Daily Target ETF	$95[1]	1.05%[2]

¹ Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

How did the Fund perform during the period?

•   For the period of March 4, 2025, (inception) to December 31, 2025, the T-REX 2X Long RBLX Daily Target ETF (the “Fund”) returned 18.40%.

•   In comparison, the S&P 500® Index returned 19.73% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets advanced in 2025, supported by growth in technology and interactive entertainment companies.

•   The Fund generally aimed to provide 2x daily exposure to Roblox Corporation (“RBLX”).

•   Strength in Roblox shares, driven by user growth and platform engagement trends, supported performance.

•   Compounding effects from daily rebalancing, volatility in RBLX stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Roblox Corporation (RBLX). Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of RBLX’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Roblox Corporation.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long RBLX Daily Target ETF - $11,840
S&P 500® Index - $11,973
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
3/4/25*
3/31/25
4/30/25
5/31/25
6/30/25
7/31/25
8/31/25
9/30/25
10/31/25
11/30/25
12/31/25

* Inception

Annual Performance
Total Return Since Inception (03/04/25)
T-REX 2X Long RBLX Daily Target ETF	18.40%
S&P 500® Index	19.73%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/rblu/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long RBLX Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$8,769,775
Number of Holdings	1
Total Net Advisory Fee	$57,412
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	103.26%
Liabilities in Excess of Other Assets	-0.17%
Derivatives	-3.09%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/rblu/.

T-REX 2X Long RBLX Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long ARM Daily Target ETF
TICKER: ARMU (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long ARM Daily Target ETF for the period of March 4, 2025 (inception) to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/armu/. You can also request this information by contacting us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long ARM Daily Target ETF	$68[1]	1.05%[2]

¹ Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

How did the Fund perform during the period?

•   For the period of March 4, 2025, (inception) to December 31, 2025, the T-REX 2X Long ARM Daily Target ETF (the “Fund”) returned -43.95%.

•   In comparison, the S&P 500® Index returned 19.73% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets experienced periods of volatility during 2025, particularly within the semiconductor sector

•   The Fund generally aimed to provide 2x daily exposure to Arm Holdings plc (“ARM”).

•   Weakness in ARM shares during portions of the period, combined with the Fund’s leveraged structure, contributed to losses.

•   Compounding effects from daily rebalancing, volatility in ARM stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Arm Holdings plc (ARM). Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of ARM’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Arm Holdings plc.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long ARM Daily Target ETF - $5,605
S&P 500® Index - $11,973
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
3/4/25*
3/31/25
4/30/25
5/31/25
6/30/25
7/31/25
8/31/25
9/30/25
10/31/25
11/30/25
12/31/25

* Inception

Annual Performance
Total Return Since Inception (03/04/25)
T-REX 2X Long ARM Daily Target ETF	-43.95%
S&P 500® Index	19.73%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/armu/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long ARM Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$1,961,768
Number of Holdings	1
Total Net Advisory Fee	$15,845
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	101.99%
Liabilities in Excess of Other Assets	-0.08%
Derivatives	-1.91%

MATERIAL CHANGES

Fund Liquidation

On February 19, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation for the T-REX 2X Long ARM Daily Target ETF (ARMU) (the “Fund”), based on the recommendation of Tuttle Capital Management, LLC. The Fund will cease trading on Cboe BZX Exchange, Inc. and close to purchases on March 16, 2026, and is expected to liquidate on March 23, 2026. Shareholders may sell shares through the closing date. On or about the liquidation date, remaining shareholders will receive a cash distribution equal to their proportionate interest in the Fund’s net assets, after payment of liabilities and liquidation expenses. As the portfolio is liquidated, the Fund may hold increased cash and deviate from its investment objective, and it will terminate following completion of distributions.

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/armu/.

T-REX 2X Long ARM Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long SNOW Daily Target ETF
TICKER: SNOU (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long SNOW Daily Target ETF for the period of April 24, 2025 (inception) to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/snou/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long SNOW Daily Target ETF	$143[1]	1.50%[2]

¹ Costs are for the period of April 24, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

How did the Fund perform during the period?

•   For the period of April 24, 2025, (inception) to December 31, 2025, the T-REX 2X Long SNOW Daily Target ETF (the “Fund”) returned 77.36%.

•   In comparison, the S&P 500® Index returned 25.90% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets advanced during 2025, with strength in cloud computing and data analytics companies.

•   The Fund generally aimed to provide 2x daily exposure to Snowflake Inc. (“SNOW”).

•   Strong performance in Snowflake shares, driven by enterprise demand and cloud adoption trends, and supported returns.

•   Compounding effects from daily rebalancing, volatility in SNOW stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Snowflake Inc. (SNOW). Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of SNOW’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Snowflake Inc.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long SNOW Daily Target ETF - $17,736
S&P 500® Index - $12,590
$30,000
$26,000
$22,000
$18,000
$14,000
$10,000
$6,000
4/24/25*
4/30/25
5/31/25
6/30/25
7/31/25
8/31/25
9/30/25
10/31/25
11/30/25
12/31/25

* Inception

Annual Performance
Total Return Since Inception (04/24/25)
T-REX 2X Long SNOW Daily Target ETF	77.36%
S&P 500® Index	25.90%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/snou/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long SNOW Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$16,345,460
Number of Holdings	1
Total Net Advisory Fee	$62,928
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	107.04%
Liabilities in Excess of Other Assets	-2.66%
Derivatives	-4.38%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/snou/.

T-REX 2X Long SNOW Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long Apple Daily Target ETF
TICKER: AAPX (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long Apple Daily Target ETF for the period of January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/aapx/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Apple Daily Target ETF	$102	1.05%

How did the Fund perform last year?

•   For the period of January 1, 2025, to December 31, 2025, the T-REX 2X Long Apple Daily Target ETF (the “Fund”) returned -4.99%.

•   In comparison, the S&P 500® Index returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   US stocks rose in 2025, led by the continued appreciation of AI-driven megacap technology stocks.

•   The Fund generally aimed to provide 2x daily exposure to Apple Inc. (“AAPL”).

•   The Fund’s leveraged strategy provided mixed results over the year.

•   Compounding effects from daily rebalancing, volatility drag in AAPL stock price movements, and management fees negatively impacted results.

•   Apple faced challenges from slower iPhone sales growth and regulatory pressures.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Apple Inc. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Apple’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Apple Inc.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long Apple Daily Target ETF - $14,727
S&P 500® Index - $14,690
$16,000
$14,000
$12,000
$10,000
$8,000
1/10/24*
6/30/24
12/31/24
6/30/25
12/31/25

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception (01/10/24)
T-REX 2X Long Apple Daily Target ETF	-4.99%	21.68%
S&P 500® Index	17.88%	21.49%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/aapx/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long Apple Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$9,132,797
Number of Holdings	2
Total Net Advisory Fee	$118,280
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	124.69%
Derivatives	-0.51%
Liabilities in Excess of Other Assets	-24.18%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/aapx/.

T-REX 2X Long Apple Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long Alphabet Daily Target ETF
TICKER: GOOX (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long Alphabet Daily Target ETF for the period of January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/goox/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Alphabet Daily Target ETF	$169	1.05%

How did the Fund perform last year?

•   For the period of January 1, 2025, to December 31, 2025, the T-REX 2X Long Alphabet Daily Target ETF (the “Fund”) returned 121.50%.

•   In comparison, the S&P 500® Index returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   US stocks rose sharply in 2025, led by continued strength in megacap technology companies, including Google.

•   The Fund generally aimed to provide 2x daily exposure to Alphabet Inc. (“GOOG”).

•   Strong performance in Alphabet shares, driven by growth in digital advertising and AI-related initiatives, contributed positively to returns.

•   Compounding effects from daily rebalancing, volatility in GOOG stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Alphabet Inc. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Alphabet’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Alphabet Inc.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long Alphabet Daily Target ETF - $32,383
S&P 500® Index - $14,690
$36,000
$30,000
$24,000
$18,000
$12,000
$6,000
1/10/24*
6/30/24
12/31/24
6/30/25
12/31/25

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception (01/10/24)
T-REX 2X Long Alphabet Daily Target ETF	121.50%	81.42%
S&P 500® Index	17.88%	21.49%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/goox/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long Alphabet Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$48,201,901
Number of Holdings	2
Total Net Advisory Fee	$239,172
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	74.13%
Other Assets Net of Liabilities	16.64%
Derivatives	9.23%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/goox/.

T-REX 2X Long Alphabet Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-REX 2X Long Microsoft Daily Target ETF
TICKER: MSFX (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long Microsoft Daily Target ETF for the period of January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/msfx/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Microsoft Daily Target ETF	$110	1.05%

How did the Fund perform last year?

•   For the period of January 1, 2025, to December 31, 2025, the T-REX 2X Long Microsoft Daily Target ETF (the “Fund”) returned 9.83%.

•   In comparison, the S&P 500® Index returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   US equities posted solid gains in 2025, supported by continued investment in cloud computing and artificial intelligence.

•   The Fund generally aimed to provide 2x daily exposure to Microsoft Corporation (“MSFT”).

•   Strength in Microsoft’s cloud and enterprise software businesses supported performance, while periods of market volatility affected results.

•   Compounding effects from daily rebalancing, volatility in MSFT stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Microsoft Corporation. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Microsoft’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Microsoft Corporation.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X Long Microsoft - $11,504
S&P 500® Index - $14,690
$16,000
$14,000
$12,000
$10,000
$2,000
1/10/24*
6/30/24
12/31/24
6/30/25
12/31/25

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception (01/10/24)
T-REX 2X Long Microsoft Daily Target ETF	9.83%	7.36%
S&P 500® Index	17.88%	21.49%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/msfx/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-REX 2X Long Microsoft Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$11,752,206
Number of Holdings	2
Total Net Advisory Fee	$117,668
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	120.67%
Derivatives	-0.89%
Liabilities in Excess of Other Assets	-19.78%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/msfx/.

T-REX 2X Long Microsoft Daily Target ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)   At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $117,173 for 2025 and $37,500 for 2024.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $44,342 for 2025 and $9,900 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)      The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)      Not applicable.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Period Ended December 31, 2025

T-REX 2X LONG GME DAILY TARGET ETF(1)

T-REX 2X LONG HOOD DAILY TARGET ETF(2)

T-REX 2X LONG DJT DAILY TARGET ETF(3)

T-REX 2X LONG RBLX DAILY TARGET ETF(3)

T-REX 2X LONG ARM DAILY TARGET ETF(3)

T-REX 2X LONG SNOW DAILY TARGET ETF(1)

T-REX 2X LONG APPLE DAILY TARGET ETF

T-REX 2X LONG ALPHABET DAILY TARGET ETF

T-REX 2X LONG MICROSOFT DAILY TARGET ETF

(1)   The Fund Commenced operations on April 24, 2025.

(2)  The Fund Commenced operations on January 31, 2025.

(3)  The Fund Commenced operations on March 4, 2025.

T-REX 2X LONG GME DAILY TARGET ETF
Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$18,912,917
TOTAL NET ASSETS - 100.00%	$18,912,917
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Marex Derivative Products, Inc.	GameStop Corp.	Receive	OBFR01(B) + 650bps	Monthly	7/17/2026	$20,310,438	$(2,357,803)
Clear Street Derivatives, LLC	GameStop Corp.	Receive	OBFR01(B) + 1750bps	Quarterly	4/27/2027	17,508,836	(4,646,929)
TOTAL RETURN SWAP CONTRACTS						$37,819,274	$(7,004,732)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Financial Statements

1
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG HOOD DAILY TARGET ETF
Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$164,395,516
TOTAL NET ASSETS - 100.00%	$164,395,516
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Marex Derivative Products, Inc.	Robinhood Markets, Inc.	Receive	OBFR01(B) + 400bps	Monthly	3/24/2026	$119,352,847	$(2,226,104)
CF Secured, LLC.	Robinhood Markets, Inc.	Receive	OBFR01(B) + 450bps	Monthly	4/20/2026	114,770,148	(6,020,951)
Clear Street Derivatives, LLC.	Robinhood Markets, Inc.	Receive	OBFR01(B) + 350bps	Quarterly	2/2/2027	94,390,659	(4,746,653)
TOTAL RETURN SWAP CONTRACTS						$328,513,654	$(12,993,708)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Financial Statements

2
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG DJT DAILY TARGET ETF
Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$16,687,724
TOTAL NET ASSETS - 100.00%	$16,687,724
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC	Trump Media & Technology Group Corp.	Receive	OBFR01(B) + 1600bps	Monthly	4/6/2026	$15,223,431	$1,291,789
Clear Street Derivatives, LLC	Trump Media & Technology Group Corp.	Receive	OBFR01(B) + 500bps	Quarterly	10/13/2027	18,168,736	—
TOTAL RETURN SWAP CONTRACTS						$33,392,167	$1,291,789

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Financial Statements

3
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG RBLX DAILY TARGET ETF
Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$8,769,775
TOTAL NET ASSETS - 100.00%	$8,769,775
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC	Roblox Corp.	Receive	OBFR01(B) + 600bps	Monthly	4/6/2026	$17,522,656	$(270,980)
TOTAL RETURN SWAP CONTRACTS						$17,522,656	$(270,980)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Financial Statements

4
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG ARM DAILY TARGET ETF
Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$1,961,768
TOTAL NET ASSETS - 100.00%	$1,961,768
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Arm Holdings PLC	Receive	OBFR01(B) + 150bps	Monthly	4/6/2026	$3,923,464	$(37,401)
TOTAL RETURN SWAP CONTRACTS						$3,923,464	$(37,401)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Financial Statements

5
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG SNOW DAILY TARGET ETF
Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$16,345,460
TOTAL NET ASSETS - 100.00%	$16,345,460
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	Snowflake, Inc.	Receive	OBFR01(B) + 125bps	Quarterly	4/27/2027	$32,692,756	$(716,294)
TOTAL RETURN SWAP CONTRACTS						$32,692,756	$(716,294)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Financial Statements

6
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG APPLE DAILY TARGET ETF
Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$9,132,797
TOTAL NET ASSETS - 100.00%	$9,132,797
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Apple Inc.	Receive	OBFR01(B) + 100bps	Monthly	8/20/2026	$9,276,679	$(43,780)
Clear Street Derivatives, LLC.	Apple Inc.	Receive	OBFR01(B) + 65bps	Quarterly	2/16/2027	8,991,226	(2,525)
TOTAL RETURN SWAP CONTRACTS						$18,267,905	$(46,305)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Financial Statements

7
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG ALPHABET DAILY TARGET ETF
Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$48,201,901
TOTAL NET ASSETS - 100.00%	$48,201,901
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Alphabet Inc.	Receive	OBFR01(B) + 100bps	Monthly	8/10/2026	$58,479,768	$4,447,826
Clear Street Derivatives, LLC.	Alphabet Inc.	Receive	OBFR01(B) + 65bps	Quarterly	2/16/2027	37,920,220	—
TOTAL RETURN SWAP CONTRACTS						$96,399,988	$4,447,826

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Financial Statements

8
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$11,752,206
TOTAL NET ASSETS - 100.00%	$11,752,206
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Alphabet Inc.	Receive	OBFR01(B) + 100bps	Monthly	8/10/2026	$13,272,467	$(104,896)
Clear Street Derivatives, LLC.	Alphabet Inc.	Receive	OBFR01(B) + 65bps	Quarterly	2/16/2027	10,230,981	—
TOTAL RETURN SWAP CONTRACTS						$23,503,448	$(104,896)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Financial Statements

9
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Assets and Liabilities	December 31, 2025
	Long GME	Long HOOD	Long DJT
ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$25,455,628	$156,508,921	$16,541,326
Cash	923,498	23,064,968	737,225
Interest receivable	2,778	82,114	1,641
Net unrealized appreciation of total return swap contracts	—	—	1,291,789
Due from counterparty on total return swap contracts	—	—	—
Prepaid expenses	276	5,336	—
TOTAL ASSETS	26,382,180	179,661,339	18,571,981
LIABILITIES
Payable for capital stock redeemed	433,720	544,293	—
Net unrealized depreciation of total return swap contracts	7,004,732	12,993,708	—
Due to counterparty on total return swap contracts	—	1,516,277	1,872,673
Accrued advisory fees (Note 2)	30,811	211,545	11,584
TOTAL LIABILITIES	7,469,263	15,265,823	1,884,257
NET ASSETS	$18,912,917	$164,395,516	$16,687,724
Net Assets Consist of:
Paid-in capital	$40,212,008	$209,339,581	$28,523,555
Distributable earnings (accumulated deficits)	(21,299,091)	(44,944,065)	(11,835,831)
Net Assets	$18,912,917	$164,395,516	$16,687,724
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,180,000	3,020,000	4,240,000
Net Asset Value and Offering Price Per Share	$8.68	$54.44	$3.94
See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Assets and Liabilities	December 31, 2025
Long RBLX	Long ARM	Long SNOW	Long Apple	Long Alphabet	Long Microsoft

$8,187,907	$1,793,119	$15,740,000	$10,217,023	$30,878,036	$12,913,449
867,924	207,781	1,756,319	1,171,007	4,853,725	1,268,334
2,512	513	4,597	—	—	—
—	—	—	—	4,447,826	—
—	—	—	—	8,080,372	—
—	—	—	—	—	—
9,058,343	2,001,413	17,500,916	11,388,030	48,259,959	14,181,783

—	—	419,133	2,130,986	—	546,614
270,980	37,401	716,294	46,305	—	104,896
7,968	—	—	60,845	—	1,760,565
9,620	2,244	20,029	17,097	58,058	17,502
288,568	39,645	1,155,456	2,255,233	58,058	2,429,577
$8,769,775	$1,961,768	$16,345,460	$9,132,797	$48,201,901	$11,752,206

$18,312,635	$3,289,297	$20,067,804	$7,222,970	$37,961,875	$13,900,463
(9,542,860)	(1,327,529)	(3,722,344)	1,909,827	10,240,026	(2,148,257)
$8,769,775	$1,961,768	$16,345,460	$9,132,797	$48,201,901	$11,752,206

300,000	140,000	390,000	300,000	690,000	430,000
$29.23	$14.01	$41.91	$30.44	$69.86	$27.33

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Operations	Period Ended December 31, 2025
	Long GME(1)	Long HOOD(2)	Long DJT(3)
INVESTMENT INCOME
Interest income	$21,834	$719,139	$19,265
Total investment income	21,834	719,139	19,265
EXPENSES
Investment advisory fees (Note 2)	240,547	1,465,131	76,871
Total expenses	240,547	1,465,131	76,871
Net investment income (loss)	(218,713)	(745,992)	(57,606)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	524,764	30,394,434	—
Net realized gain (loss) on total return swap contracts	(13,543,604)	181,732,861	(17,762,616)
Net realized gain (loss) on investments and total return swap contracts	(13,018,840)	212,127,295	(17,762,616)
Net change in unrealized appreciation (depreciation) of total return swap contracts	(7,004,732)	(12,993,708)	1,291,789
Net realized and unrealized gain (loss)	(20,023,572)	199,133,587	(16,470,827)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(20,242,285)	$198,387,595	$(16,528,433)

(1)   The Fund commenced operations on April 24, 2025.

(2)   The Fund commenced operations on January 31, 2025.

(3)   The Fund commenced operations on March 4, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Operations	Period Ended December 31, 2025
Long RBLX(3)	Long ARM(3)	Long SNOW(1)	Long Apple	Long Alphabet	Long Microsoft

$17,621	$6,596	$15,572	$—	$—	$—
17,621	6,596	15,572	—	—	—

57,412	15,845	62,928	118,280	239,172	117,668
57,412	15,845	62,928	118,280	239,172	117,668
(39,791)	(9,249)	(47,356)	(118,280)	(239,172)	(117,668)

965,952	303,504	351,451	(757,345)	1,408,546	(308,995)
(6,538,082)	(932,814)	(173,851)	7,189,833	21,417,309	874,114
(5,572,130)	(629,310)	177,600	6,432,488	22,825,855	565,119
(270,980)	(37,401)	(716,294)	(658,306)	3,639,330	93,030
(5,843,110)	(666,711)	(538,694)	5,774,182	26,465,185	658,149
$(5,882,901)	$(675,960)	$(586,050)	$5,655,902	$26,226,013	$540,481

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
	Long GME(1)	Long HOOD(2)	Long DJT(3)	Long RBLX(3)	Long ARM(3)	Long SNOW(1)
	Period Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(218,713)	$(745,992)	$(57,606)	$(39,791)	$(9,249)	$(47,356)
Net realized gain (loss) on investments and total return swap contracts	(13,018,840)	212,127,295	(17,762,616)	(5,572,130)	(629,310)	177,600
Net change in unrealized appreciation (depreciation) of total return swap contracts	(7,004,732)	(12,993,708)	1,291,789	(270,980)	(37,401)	(716,294)
Increase (decrease) in net assets from operations	(20,242,285)	198,387,595	(16,528,433)	(5,882,901)	(675,960)	(586,050)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	(8,101,039)	—	(109,395)	—	(971,707)
Decrease in net assets from distributions	—	(8,101,039)	—	(109,395)	—	(971,707)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	121,957,144	1,433,637,702	42,417,311	54,700,644	9,913,326	34,770,846
Cost of shares redeemed	(82,801,942)	(1,459,528,742)	(9,201,154)	(39,938,573)	(7,275,598)	(16,867,629)
Increase (decrease) in net assets from capital stock transactions	39,155,202	(25,891,040)	33,216,157	14,762,071	2,637,728	17,903,217
NET ASSETS
Increase (decrease) during period	18,912,917	164,395,516	16,687,724	8,769,775	1,961,768	16,345,460
Beginning of period	—	—	—	—	—	—
End of period	$18,912,917	$164,395,516	$16,687,724	$8,769,775	$1,961,768	$16,345,460

(1)   The Fund commenced operations on April 24, 2025.

(2)   The Fund commenced operations on January 31, 2025.

(3)   The Fund commenced operations on March 4, 2025.

(4)   The Fund commenced operations on January 11, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
Long Apple		Long Alphabet		Long Microsoft
Year Ended December 31, 2025	Period Ended December 31, 2024(4)	Year Ended December 31, 2025	Period Ended December 31, 2024(4)	Year Ended December 31, 2025	Period Ended December 31, 2024(4)

$(118,280)	$(55,473)	$(239,172)	$(55,247)	$(117,668)	$(71,757)
6,432,488	2,858,952	22,825,855	2,689,170	565,119	106,762
(658,306)	612,002	3,639,330	808,496	93,030	(197,927)
5,655,902	3,415,481	26,226,013	3,442,419	540,481	(162,922)

(81,248)	(1,038,865)	(148,886)	(1,166,830)	(1,314,853)	—
(81,248)	(1,038,865)	(148,886)	(1,166,830)	(1,314,853)	—

113,436,107	13,425,546	167,054,203	14,546,303	119,018,298	18,311,240
(114,715,837)	(10,964,289)	(153,153,987)	(8,597,334)	(113,824,211)	(10,815,827)
(1,279,730)	2,461,257	13,900,216	5,948,969	5,194,087	7,495,413

4,294,924	4,837,873	39,977,343	8,224,558	4,419,715	7,332,491
4,837,873	—	8,224,558	—	7,332,491	—
$9,132,797	$4,837,873	$48,201,901	$8,224,558	$11,752,206	$7,332,491

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG GME DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.13)
Net realized and unrealized gain (loss) on investments and total return swap contracts(3)	(16.19)
Total from investment activities	(16.32)
Net asset value, end of period	$8.68

Total Return(4)	(65.30)%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.36)%
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$18,913

(1)     The Fund commenced operations on April 24, 2025.

(2)    Per share amounts calculated using the average shares outstanding during the period.

(3)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)    Total return is for the period indicated and has not been annualized.

(5)    Ratios to average net assets have been annualized.

(6)    Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG HOOD DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.24)
Net realized and unrealized gain (loss) on investments and total return swap contracts(3)	32.11
Total from investment activities	31.87
Distributions
Net investment income	(2.43)
Total distributions	(2.43)
Net asset value, end of period	$54.44

Total Return(4)	126.26%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%
Net investment income (loss)	(0.53)%
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$164,396

(1)     The Fund commenced operations on January 31, 2025.

(2)    Per share amounts calculated using the average shares outstanding during the period.

(3)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)    Total return is for the period indicated and has not been annualized.

(5)    Ratios to average net assets have been annualized.

(6)    Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG DJT DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.05)
Net realized and unrealized gain (loss) on total return swap contracts(3)	(21.01)
Total from investment activities	(21.06)
Net asset value, end of period	$3.94

Total Return(4)	(84.26)%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%
Net investment income (loss)	(0.79)%
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$16,688

(1)   The Fund commenced operations on March 4, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG RBLX DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.35)
Net realized and unrealized gain (loss) on investments and total return swap contracts(3)	4.96
Total from investment activities	4.61
Distributions
Net investment income	(0.38)
Total distributions	(0.38)
Net asset value, end of period	$29.23

Total Return(4)	18.40%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%
Net investment income (loss)	(0.73)%
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$8,770

(1)   The Fund commenced operations on March 4, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG ARM DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.13)
Net realized and unrealized gain (loss) on investments and total return swap contracts(3)	(10.86)
Total from investment activities	(10.99)
Net asset value, end of period	$14.01

Total Return(4)	(43.95)%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%
Net investment income (loss)	(0.61%)
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$1,962

(1)   The Fund commenced operations on March 4, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X SNOW DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.40)
Net realized and unrealized gain (loss) on investments and total return swap contracts(3)	19.80
Total from investment activities	19.40
Distributions
Net investment income	(2.49)
Total distributions	(2.49)
Net asset value, end of period	$41.91

Total Return(4)	77.36%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.13)%
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$16,345

(1)   The Fund commenced operations on April 24, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG APPLE DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$32.25	$25.00
Investment activities
Net investment income (loss)(2)	(0.26)	(0.31)
Net realized and unrealized gain (loss) on investments and total return swap contracts(3)	(1.35)	14.49
Total from investment activities	(1.61)	14.18
Distributions
Net investment income	(0.20)	(6.93)
Total distributions	(0.20)	(6.93)
Net asset value, end of period	$30.44	$32.25

Total Return(4)	(4.99)%	55.00%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05)%	(1.05)%
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000s)	$9,133	$4,838

(1)   The Fund commenced operations on January 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized for periods less than one year.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG ALPHABET DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$31.63	$25.00
Investment activities
Net investment income (loss)(2)	(0.39)	(0.32)
Net realized and unrealized gain (loss) on investments and total return swap contracts(3)	38.83	12.25
Total from investment activities	38.44	11.93
Distributions
Net investment income	(0.21)	(5.30)
Total distributions	(0.21)	(5.30)
Net asset value, end of period	$69.86	$31.63

Total Return(4)	121.50%	46.20%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05)%	(1.05)%
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000s)	$48,202	$8,225

(1)   The Fund commenced operations on January 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$26.19	$25.00
Investment activities
Net investment income (loss)(2)	(0.30)	(0.29)
Net realized and unrealized gain (loss) on investments and total return swap contracts(3)	2.90	1.48
Total from investment activities	2.60	1.19
Distributions
Net investment income	(1.46)	—
Total distributions	(1.46)	—
Net asset value, end of period	$27.33	$26.19

Total Return(4)	9.83%	4.75%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05)%	(1.05)%
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000’s)	$11,752	$7,332

(1)   The Fund commenced operations on January 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized for periods less than one year.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements	December 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-REX 2X Long GME Daily Target ETF (“Long GME”), T-REX 2X Long HOOD Daily Target ETF (“Long HOOD”), T-REX 2X Long DJT Daily Target ETF (“Long DJT”), T-REX 2X Long RBLX Daily Target ETF (“Long RBLX”), T-REX 2X Long ARM Daily Target ETF (“Long ARM”), T-REX 2X Long SNOW Daily Target ETF (“Long SNOW”), T-REX 2X Long Apple Daily Target ETF (“Long Apple”), T-REX 2X Long Alphabet Daily Target ETF (“Long Alphabet”) and the T-REX 2X Long Microsoft Daily Target ETF (“Long Microsoft”) (collectively, “the Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. Long Apple, Long Alphabet and Long Microsoft commenced operations on January 11, 2024. Long HOOD commenced operations on January 31, 2025. Long DJT, Long ARM and Long RBLX commenced operations on March 4, 2025. Long GME and Long SNOW commenced operations on April 24, 2025.

The investment objectives of the Funds’ are as follows:

Fund	Objective
Long GME	To seek daily investment results, before fees and expenses, of 200% of the daily performance of GameStop Corp. (NYSE: GME)
Long HOOD	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Robinhood Markets, Inc. (NASDAQ: HOOD)
Long DJT	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Trump Media & Technology Group Corp. (NASDAQ: DJT)
Long RBLX	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Roblox Corp. (NYSE: RBLX)
Long ARM	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Arm Holdings PLC (NASDAQ: ARM)
Long SNOW	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Snowflake, Inc. (NYSE: SNOW)
Long Apple	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Apple, Inc. (NASDAQ: AAPL)
Long Alphabet	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Alphabet, Inc. (NASDAQ: GOOG)
Long Microsoft	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Microsoft Corp. (NASDAQ: MSFT)
25
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	December 31, 2025

The Funds are deemed to be an individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies”, are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

26
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

27
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long GME
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(7,004,732)	$—	$(7,004,732)
	$—	$(7,004,732)	$—	$(7,004,732)

Long HOOD
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(12,993,708)	$—	$(12,993,708)
	$—	$(12,993,708)	$—	$(12,993,708)

Long DJT
Assets
Unrealized Appreciation of Total Return Swap Contracts	$—	$1,291,789	$—	$1,291,789
	$—	$1,291,789	$—	$1,291,789

Long RBLX
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(270,980)	$—	$(270,980)
	$—	$(270,980)	$—	$(270,980)
28
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long ARM
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(37,401)	$—	$(37,401)
	$—	$(37,401)	$—	$(37,401)

Long SNOW
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(716,294)	$—	$(716,294)
	$—	$(716,294)	$—	$(716,294)

Long Apple
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(46,305)	$—	$(46,305)
	$—	$(46,305)	$—	$(46,305)

Long Alphabet
Assets
Unrealized Appreciation of Total Return Swap Contracts	$—	$4,447,826	$—	$4,447,826
	$—	$4,447,826	$—	$4,447,826

Long Microsoft
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(104,896)	$—	$(104,896)
	$—	$(104,896)	$—	$(104,896)
29
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025

Refer to the Funds’ Schedules of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the period ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

30
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2025, such reclassifications were to the utilization of earnings and profits distributed to shareholders on redemption of shares and net operating losses:

	Paid-in Capital	Distributable Earnings
Long GME	$1,056,806	$(1,056,806)
Long Hood	235,230,621	(235,230,621)
Long DJT	(4,692,602)	4,692,602
Long RBLX	3,550,564	(3,550,564)
Long ARM	651,569	(651,569)
Long SNOW	2,164,587	(2,164,587)
Long Apple	5,056,373	(5,056,373)
Long Alphabet	17,547,992	(17,547,992)
Long Microsoft	1,210,962	(1,210,962)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) for Long GME, Long HOOD, Long DJT, Long RBLX, Long ARM and Long SNOW will be required to pay to U.S. Bank, N.A. and Long Apple, Long Alphabet and Long Microsoft will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to

31
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025

redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Long GME	10,000	$250	$86,800
Long HOOD	10,000	$250	$544,300
Long DJT	10,000	$250	$39,400
Long RBLX	10,000	$250	$292,000
Long ARM	10,000	$250	$140,100
Long SNOW	10,000	$250	$419,100
Long Apple	10,000	$250	$304,400
Long Alphabet	10,000	$250	$698,600
Long Microsoft	10,000	$250	$273,300

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized

32
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025

Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swap contracts that the Funds expect to enter into (e.g., total return swap contracts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap contract) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

33
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	December 31, 2025

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of December 31, 2025.

Long GME

Counterparty	Total Return Swap Contracts		Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
	Derivative Assets	Derivative Liabilities
Marex Derivative Products	$—	$2,357,803	$(2,357,803)	$2,357,803	$—
Clear Street Derivatives	—	4,646,929	(4,646,929)	4,646,929	—
	$—	$7,004,732	$(7,004,732)	$7,004,732	$—

Long HOOD

Counterparty	Total Return Swap Contracts		Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
	Derivative Assets	Derivative Liabilities
Marex Derivative Products	$—	$2,226,104	$(2,226,104)	$2,226,104	$—
CF Secured	—	6,020,951	(6,020,951)	6,020,951	—
Clear Street Derivatives	—	4,746,653	(4,746,653)	4,746,653	—
	$—	$12,993,708	$(12,993,708)	$12,993,708	$—

Long DJT

Counterparty	Total Return Swap Contracts		Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
	Derivative Assets	Derivative Liabilities
CF Secured	$1,291,789	$—	$1,291,789	$—	$1,291,789
Clear Street Derivatives	—	—	—	—	—
	$1,291,789	$—	$1,291,789	$—	$1,291,789
34
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025

Long RBLX

Counterparty	Total Return Swap Contracts		Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
	Derivative Assets	Derivative Liabilities
CF Secured	$—	$270,980	$(270,980)	$270,980	$—
	$—	$270,980	$(270,980)	$270,980	$—

Long ARM

Counterparty	Total Return Swap Contracts		Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
	Derivative Assets	Derivative Liabilities
CF Secured	$—	$37,401	$(37,401)	$37,401	$—
	$—	$37,401	$(37,401)	$37,401	$—

Long SNOW

Counterparty	Total Return Swap Contracts		Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
	Derivative Assets	Derivative Liabilities
Clear Street Derivatives	$—	$716,294	$(716,294)	$716,294	$—
	$—	$716,294	$(716,294)	$716,294	$—

Long Apple

Counterparty	Total Return Swap Contracts		Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
	Derivative Assets	Derivative Liabilities
CF Secured	$—	$43,780	$(43,780)	$43,780	$—
Clear Street Derivatives	—	2,525	(2,525)	2,525	—
	$—	$46,305	$(46,305)	$46,305	$—
35
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025

Long Alphabet

Counterparty	Total Return Swap Contracts		Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
	Derivative Assets	Derivative Liabilities
CF Secured	$4,447,826	$—	$4,447,826	$—	$4,447,826
Clear Street Derivatives	—	—	—	—	—
	$4,447,826	$—	$4,447,826	$—	$4,447,826

Long Microsoft

Counterparty	Total Return Swap Contracts		Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
	Derivative Assets	Derivative Liabilities
CF Secured	$—	$104,896	$(104,896)	$148,570	$—
Clear Street Derivatives	—	—	—	—	—
	$—	$104,896	$(104,896)	$104,896	$—

*   Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**  The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the total return swap contracts during the period ended December 31, 2025 were as follows:

Fund	Average Monthly Notional Value
Long GME	$45,673,416
Long HOOD	277,394,878
Long DJT	20,506,173
Long RBLX	13,533,672
Long ARM	3,662,533
Long SNOW	12,708,345
Long Apple	22,314,574
Long Alphabet	47,481,516
Long Microsoft	21,930,535
36
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025

As of December 31, 2025, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long GME
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	$(7,004,732)
Long HOOD
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(12,993,708)
Long DJT
Derivative Assets
	Net unrealized appreciation of total return swap contracts	1,291,789
Long RBLX
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(270,980)
Long ARM
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(37,401)
Long SNOW
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(716,294)
Long Apple
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(46,305)
Long Alphabet
Derivative Assets
	Net unrealized appreciation of total return swap contracts	4,447,826
37
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025
Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long Microsoft
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	$(104,896)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended December 31, 2025 is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Net Change in Unrealized Appreciation (Depreciation) of Derivatives**
Long GME	$(13,543,604)	$(7,004,732)
Long HOOD	181,732,861	(12,993,708)
Long DJT	(17,762,616)	1,291,789
Long RBLX	(6,538,082)	(270,980)
Long ARM	(932,814)	(37,401)
Long SNOW	(173,851)	(716,294)
Long Apple	7,189,833	(658,306)
Long Alphabet	21,417,309	3,639,330
Long Microsoft	874,114	93,030

*   Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**  Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

38
FINANCIAL STATEMENTS | December 31, 2025

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Notes to Financial Statements - continued	December 31, 2025

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets. The Advisory fee schedule for each Fund is as follows:

Fund	Advisory Fee Rate
Long GME	1.50%
Long HOOD	1.05%
Long DJT	1.05%
Long RBLX	1.05%
Long ARM	1.05%
Long SNOW	1.50%
Long Apple	1.05%
Long Alphabet	1.05%
Long Microsoft	1.05%

REX Shares, LLC (“REX”), a Delaware limited liability company, located in Miami, Florida, is an independent sponsor of ETFs. The research of an affiliate of REX was used in the creation of the Fund’s trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity

39
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	December 31, 2025

of an investment advisor to the Fund. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Fund. REX makes no representation or warranty, express or implied, to the owners of the shares or any member of the public regarding the advisability of investing in securities generally or in the shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with the Sponsor pursuant to which the Sponsor and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Fund, except excluded expenses. The Sponsor will also provide marketing support for the Fund including, but not limited to, providing the Fund with access to and the use of the Sponsor’s marketing capabilities, including leveraging the Sponsor’s expertise in developing marketing strategies and communications through print and electronic media. For its services, the Sponsor is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not act as a distributor to the Funds and does not sell shares of the Funds. All Funds are distributed through the Distributor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as each Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly.

The Fund Accountant, Transfer Agent and Custodian for Long GME, Long HOOD, Long DJT, Long RBLX, Long ARM and Long SNOW are as follows:

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

40
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	December 31, 2025

The Custodian, Transfer Agent and Fund Accountant for Long Apple, Long Alphabet and Long Microsoft are as follows:

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and

41
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	December 31, 2025

the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term securities for the period ended December 31, 2025, were as follows:

Fund	Purchases	Sales
Long GME	$—	$524,764
Long HOOD	1,773,031,764	1,803,426,199
Long DJT	—	—
Long RBLX	50,264,262	51,230,214
Long ARM	10,178,105	10,481,610
Long SNOW	13,892,625	14,244,076
Long Apple	127,179,608	126,422,264
Long Alphabet	218,929,463	220,338,009
Long Microsoft	125,169,551	124,860,555

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

42
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	December 31, 2025

The tax character of the distributions paid during the periods ended December 31, 2025 and 2024, respectively, were as follows:

Fund	Period Ended December 31, 2025
Distributions Paid From Ordinary Income
Long GME	$—
Long HOOD	8,101,039
Long DJT	—
Long RBLX	109,395
Long ARM	—
Long SNOW	971,707
Long Apple	81,248
Long Alphabet	148,886
Long Microsoft	1,314,853
Fund	Period Ended December 31, 2024
Distributions Paid From Ordinary Income
Long Apple	$1,038,865
Long Alphabet	1,166,830
Long Microsoft	—

As of December 31, 2025 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated Net Investment Income (Accumulated Deficits)	Other Accumulated Losses	Net Unrealized Appreciation (Depreciation)	Total
Long GME	$—	$(15,492,099)	$(5,806,992)	$(21,299,091)
Long HOOD	—	(32,809,918)	(12,134,147)	(44,944,065)
Long DJT	—	(11,689,652)	(146,179)	(11,835,831)
Long RBLX	—	(9,294,539)	(248,321)	(9,542,860)
Long ARM	—	(1,291,803)	(35,726)	(1,327,529)
Long SNOW	—	(3,020,238)	(702,106)	(3,722,344)
Long Apple	1,951,439	—	(41,612)	1,909,827
Long Alphabet	5,163,677	—	5,076,349	10,240,026
Long Microsoft	—	(2,230,058)	81,800	(2,148,257)
43
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	December 31, 2025

Under current law, late-year ordinary losses and post-October capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occuring on the first business day of the following fiscal year for tax purposes.

The Funds elected to defer these losses as follows:

Fund	Late-year Ordinary Losses	Post October Capital Losses	Total
Long GME	$1,146,959	$—	$1,146,959
Long Hood	32,809,819	—	32,809,819
Long DJT	4,088,728	—	4,088,728
Long RBLX	8,522,927	771,612	9,294,539
Long ARM	753,055	—	753,055
Long SNOW	1,457,724	—	1,457,724
Long Apple	—	—	—
Long Alphabet	—	—	—
Long Microsoft	100,060	2,129,997	2,230,057

As of December 31, 2025, The Funds had capital loss carryforwards, all of which is considered short term. These losses may be carried forward indefinitely. The tax character of these losses is as follows:

Fund	Total
Long GME	$14,345,140
Long Hood	—
Long DJT	7,600,924
Long RBLX	—
Long ARM	538,748
Long SNOW	1,562,514
Long Apple	—
Long Alphabet	—
Long Microsoft	—
44
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	December 31, 2025

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long GME	$—	$—	$(5,806,992)	$(5,806,992)
Long HOOD	—	—	(12,135,147)	(12,135,147)
Long DJT	—	1,725,268	(1,871,447)	(146,179)
Long RBLX	—	—	(248,321)	(248,321)
Long ARM	—	—	(35,726)	(35,726)
Long SNOW	—	—	(702,106)	(702,106)
Long Apple	—	18,308,255	(18,349,867)	(41,612)
Long Alphabet	—	96,729,137	(91,652,788)	5,076,349
Long Microsoft	—	23,748,528	(23,666,728)	81,800

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax treatment of total return swap contracts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are

45
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	December 31, 2025

collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Long GME	7,960,000	(5,780,000)	2,180,000
Long HOOD	28,770,000	(25,750,000)	3,020,000
Long DJT	5,430,000	(1,190,000)	4,240,000
Long RBLX	920,000	(620,000)	300,000
Long ARM	440,000	(300,000)	140,000
Long SNOW	700,000	(310,000)	390,000
Long Apple	4,130,000	(3,980,000)	150,000
Long Alphabet	3,060,000	(2,630,000)	430,000
Long Microsoft	4,050,000	(3,900,000)	150,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Fund Liquidations

On February 19, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation for the T-REX 2X Long ARM Daily Target ETF (ARMU)(the “Fund”), based on the recommendation of the Fund’s investment advisor, Tuttle Capital Management, LLC.

46
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	December 31, 2025

The Fund will cease trading on Cboe BZX Exchange, Inc. and will be closed to purchases as of the close of regular trading on March 16, 2026 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. The Fund is expected to liquidate on March 23, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, the Fund expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash in an amount equal to each shareholder’s proportionate interest in the net assets of the Fund, after payment of Fund liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind, as permitted under the Plan. Once distributions are complete, the Fund will terminate.

Prior to the Closing Date, the Advisor will begin liquidating the Fund’s portfolios, which will result in the Fund holding increased cash positions and deviating from their stated investment objectives and strategies. The Fund will bear brokerage, transaction, and other expenses associated with the liquidation, which have been determined to be extraordinary expenses.

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as noted above, no additional items require disclosure.

47
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of T-REX 2X Long GME Daily Target ETF, T-REX 2X Long HOOD Daily Target ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long SNOW Daily Target ETF, T-REX 2X Long Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, and T-REX 2X Long Microsoft Daily Target ETF and Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of ETF Opportunities Trust, as of December 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
T-REX 2X Long Apple Daily Target ETF T-REX 2X Long Alphabet Daily Target ETF T-REX 2X Long Microsoft Daily Target ETF	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from January 11, 2024 (commencement of operations) through December 31, 2024
T-REX 2X Long HOOD Daily Target ETF	For the period from January 31, 2025 (commencement of operations) through December 31, 2025
48
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Report of Independent Registered Public Accounting Firm - continued
Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
T-REX 2X Long DJT Daily Target ETF T-REX 2X Long RBLX Daily Target ETF T-REX 2X Long ARM Daily Target ETF	For the period from March 4, 2025 (commencement of operations) through December 31, 2025
T-REX 2X Long GME Daily Target ETF T-REX 2X Long SNOW Daily Target ETF	For the period from April 24, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

49
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS
Report of Independent Registered Public Accounting Firm - continued

Emphasis of a Matter

As described in Note 7 to the financial statements, on February 19, 2026, the Board of Trustees approved a plan of liquidation for the T-REX 2X Long ARM Daily Target ETF. Our opinion is not modified with respect to this matter.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio
March 2, 2026

50
FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

At a meeting held on September 23-24, 2025 (the “Meeting”), the Board of ETF Opportunities Trust (the “Board”) considered the continuation of the Amended Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between ETFOT and Tuttle Capital Management, LLC (“TCM”), with respect to the T-REX 2X Long Apple Daily Target ETF (the “Long Apple ETF”), T-REX 2X Long Alphabet Daily Target ETF (the “Long Alphabet ETF”), and the T-REX 2X Long Microsoft Daily Target ETF (the “Long Microsoft ETF”) (the “Funds”). The Board reflected on its discussions with the representatives from TCM earlier in the Meeting regarding the manner in which the Funds are managed and the roles and responsibilities of TCM under the Tuttle Advisory Agreement.

The Trustees reviewed a memorandum from Trust Counsel that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of TCM to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be provided by TCM, an expense comparison analysis for the Funds and comparable ETFs, and the Tuttle Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by TCM; (ii) the

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

investment performance of the Funds; (iii) the costs of the services provided and profits realized by TCM from the relationship with the Funds; (iv) the extent to which economies of scale have been realized and whether the advisory fee levels reflect those economies of scale for the benefit of the respective Fund’s shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support provided by TCM to the Funds and their shareholders; (ii) presentations by management of TCM addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Funds; (iii) information pertaining to the compliance structure of TCM; (iv) disclosure information contained in the Funds’ registration statements and TCM’s Form ADV and/or its policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about TCM, including financial information, personnel and the services provided by TCM to the Funds, TCM’s compliance program, current legal matters, and other general information; (ii) expenses of the Funds and comparative expense information for other ETFs with strategies similar to the Funds prepared by an independent third party, Broadridge; (iii) the effect of size on the Funds’ performance and expenses; and (iv) benefits realized by TCM from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

1.        The nature, extent, and quality of the services to be provided by TCM

In this regard, the Board considered the responsibilities of TCM under the Tuttle Advisory Agreement. The Board reviewed the services to be provided by TCM to the Funds, including, without limitation, the processes of TCM for assuring compliance with each Fund’s investment objectives and limitations;

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by TCM for the Funds among the service providers; and the anticipated efforts of TCM to promote the Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of TCM; the education and experience of TCM’s personnel; and information provided regarding TCM’s compliance program and policies and procedures. After reviewing the foregoing and further information from TCM, the Board concluded that the quality, extent, and nature of the services to be provided by TCM, were satisfactory and adequate for the Funds.

2.       The investment performance of the Funds.

The Board reviewed the performance of each of the Funds for the one-year period ended July 31, 2025. The Board compared each Fund’s performance to its benchmark index, the S&P 500 TR Index (“S&P 500”), and a group of funds selected by Broadridge from the Funds’ Morningstar category, the Trading — Leveraged Equity category (“Category”) and a peer group selected by Broadridge from the Category (“Peer Group”). The Board noted that the Long Apple ETF had underperformed the S&P 500, the median of its Category and the median of its Peer Group for the period. The Board further noted that the Long Alphabet ETF had underperformed the S&P 500 and the median of the Category, but had outperformed the median of the Peer Group for this period. The Board next noted that the Long Microsoft ETF had outperformed the S&P 500, the median of the Category and the median of the Peer Group for this period.

After a detailed discussion of the performance of each Fund, the Board concluded, in light of all the facts and circumstances, that the investment performance of each respective Fund was satisfactory.

3.       The costs of services to be provided and profits to be realized by TCM from the relationship with the Funds.

In this regard, the Board considered the financial condition of TCM and TCM’s level of commitment to the Funds. The Board also considered the assets and expenses of the Funds, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by TCM. The Trustees considered the unitary fee structure used and proposed by TCM. The Board compared the advisory fee of each Fund to the advisory fees of the Category and Peer Group. The Board noted that the Long Apple ETF’s advisory fee and was higher than the median of the Category and Peer Group, and

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

that its gross expense ratio was lower than the median of the Peer Group and Category, but that its net expense ratio was equal to the median of the Category and Peer Group.

The Board noted that the Long Alphabet ETF’s advisory fee was higher than the median of the Category and Peer Group, and that its gross expense ratio was lower than the median of the Peer Group and Category, but that its net expense ratio was equal to the median of the Category and Peer Group.

The Board noted that the Long Microsoft ETF’s advisory fee was higher than the median of the Category and Peer Group, and that its gross expense ratio was lower than the median of the Peer Group and Category, but that its net expense ratio was equal to the median of the Category and Peer Group.

The Trustees acknowledged TCM’s representation that the advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by TCM. The Trustees also noted that TCM does not manage any separate accounts with strategies similar to those of the Funds. After further consideration, the Board concluded that the profitability and fees to be paid to TCM were within an acceptable range in light of the services to be rendered by TCM.

4.       The extent to which economies of scale would be realized as each Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of each Fund’s shareholders.

The Trustees considered that it was not anticipated that the Funds would be of sufficient size to achieve economies of scale at the current asset levels of the Funds. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

5.       Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Code of Ethics and other relevant policies of TCM. The Board noted that TCM may enter into soft dollar arrangements if deemed beneficial to the Funds. The Board also considered potential benefits for TCM in managing the Tuttle ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by TCM from managing the Tuttle ETFs were satisfactory.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X DAILY TARGET ETF
Supplemental Information (unaudited) - continued

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Tuttle Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Tuttle Advisory Agreement.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

*   Print the name and title of each signing officer under his or her signature.